Assets Disposition (Details) $ in Thousands			8 Months Ended		12 Months Ended
	Nov. 20, 2020 USD ($)	Nov. 11, 2020 USD ($) business	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Dec. 26, 2020 USD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2018 USD ($)	Sep. 30, 2019 store	Aug. 23, 2019 store
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Real Estate Properties | store								21	41
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest			$ (63,024)	$ (43,053)	$ 16,210	$ (2,156)	$ 135
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent			(45,813)	(43,053)	4,419	(2,156)	125
Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Assets, Current			72,229		43,023
Buddy's Home Furnishings Stores [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Sale of Real Estate		$ 35,000
Gain (Loss) on Disposition of Assets	$ 2,000
Goodwill, Write-Offs		$ 11,400
Number Of Stores To Be Opened | business		20
Number of Real Estate Properties | business		47
Liberty Tax [Member] | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents			8,714		2,722
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net			61,696		33,525
Disposal Group, Including Discontinued Operation, Other Assets, Current			1,819		6,776
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment			7,631		7,634
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Noncurrent			5,888		3,889
Disposal Group, Including Discontinued Operation, Goodwill			9,780		8,719
Disposal Group, Including Discontinued Operation, Intangible Assets, Noncurrent			24,056		24,804
Disposal Group, Including Discontinued Operation, Operating Lease, Right-Of-Use Asset, Noncurrent			7,282		8,771
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent			4,378		1,299
Disposal Group, Including Discontinued Operation, Assets			131,244		98,139
Disposal Group, Including Discontinued Operation, Long-Term Debt, Current Maturities			60,746		1,335
Disposal Group, Including Discontinued Operation, Operating Lease, Liability, Current			4,382		4,658
Disposal Group, Including Discontinued Operation, Accounts Payable and Accrued Liabilities, Current			16,991		20,200
Disposal Group, Including Discontinued Operation, Other Liabilities, Current			6,476		14,383
Disposal Group, Including Discontinued Operation, Liabilities, Current			88,595		40,576
Disposal Group, Including Discontinued Operations, Long-Term Debt, Excluding Current Maturities			2,036		1,711
Disposal Group, Including Discontinued Operation, Operating Lease, Liability, Noncurrent			4,119		4,738
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent			3,252		2,330
Disposal Group, Including Discontinued Operation, Liabilities			98,002		49,355
Disposal Group, Including Discontinued Operation, Revenue			14,984	16,647	122,777	132,546	174,872
Disposal Group, Including Discontinued Operation, General and Administrative Expense			77,562	77,612	99,166	133,405	167,273
Disposal Group, Including Discontinued Operation, Operating Income (Loss)			(62,578)	(60,965)	23,611	(859)	7,599
Disposal Group, Including Discontinued Operation, Other Expense			37	(12)	107	(113)	63
Disposal Group, Including Discontinued Operation, Interest Expense			(2,351)	(1,802)	(4,977)	(3,023)	(3,181)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax			(64,892)	(62,779)	18,741	(3,995)	4,481
Discontinued Operation, Tax Effect of Discontinued Operation			(1,868)	(19,726)	2,531	(1,839)	4,346
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest			(63,024)	(43,053)	16,210	(2,156)	135
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest			17,211	0	(11,791)	0	(10)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent			(45,813)	(43,053)	4,419	(2,156)	125
Cash Provided by (Used in) Investing Activities, Discontinued Operations			(26,004)	(28,215)	6,259	(2,666)	(9,012)
Cash Provided by (Used in) Operating Activities, Discontinued Operations			$ (21,477)	$ (51,774)	$ 52,185	$ 17,129	$ 27,645